Social and statutory obligations - Summary of social and statutory obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Obligations to non-controlling interest	R$ 75,196	R$ 40,646
Employee profit-sharing liabilities	910,739	794,761
Salaries and other benefits payable	160,192	132,712
Social and statutory obligations	R$ 1,146,127	R$ 968,119